PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 153,850	$ 22,468	¥ 106,107	¥ 78,286